OMB APPROVAL
OMB Number:	3235-0582
Expires:	April 30, 2009
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09000

Oak Value Trust
Exact name of registrant as specified in charter)

3100 Tower Boulevard, Suite 700 Durham, NC	27707
(Address of principal executive offices)	(Zip code)

Larry D. Coats, Jr. 3100 Tower Boulevard, Suite 700 Durham, NC 27707
(Name and address of agent for service)

Registrant’s telephone number, including area code: 919-419-1900

Date of fiscal year end: June 30

Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	Oak Value Trust

By (Signature and Title)*	/s/ Larry D. Coats, Jr.
Larry D. Coats, Jr., President

Date: August 7, 2006

EXHIBIT A

CONSTELLATION BRANDS, INC.		STZ	Annual Meeting Date: 07/28/2005
Issuer: 21036P108	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	DIRECTOR	Management	For
	GEORGE BRESLER	Management	For	For
	JEANANNE K. HAUSWALD	Management	For	For
	JAMES A. LOCKE III	Management	For	For
	RICHARD SANDS	Management	For	For
	ROBERT SANDS	Management	For	For
	THOMAS C. MCDERMOTT	Management	For	For
	PAUL L. SMITH	Management	For	For
02	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP,	Management	For	For
CERTIFIED PUBLIC ACCOUNTANTS, AS THE COMPANY
S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL
YEAR ENDING FEBRUARY 28, 2006.
03	PROPOSAL TO AMEND THE COMPANY S RESTATED CERTIFICATE	Management	For	For
OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED
SHARES OF THE COMPANY S CLASS A COMMON STOCK
FROM 275,000,000 TO 300,000,000 SHARES.

DIAGEO PLC		DEO	Annual Meeting Date: 10/18/2005
Issuer: 25243Q205	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	REPORTS AND ACCOUNTS 2005	Management	For	For

02	DIRECTORS REMUNERATION REPORT 2005	Management	For	For

03	DECLARATION OF FINAL DIVIDEND	Management	For	For

04	RE-ELECTION OF LORD BLYTH OF ROWINGTON (MEMBER	Management	For	For
OF NOMINATION COMMITTEE)
05	RE-ELECTION OF MS M LILJA (MEMBER OF AUDIT, NOMINATION	Management	For	For
AND REMUNERATION COMMITTEE)
06	RE-ELECTION OF MR WS SHANAHAN (MEMBER OF AUDIT,	Management	For	For
NOMINATION AND REMUNERATION COMMITTEE)
07	ELECTION OF DR FB HUMER (MEMBER OF AUDIT, NOMINATION	Management	For	For
AND REMUNERATION COMMITTEE)
08	RE-APPOINTMENT AND REMUNERATION OF AUDITOR	Management	For	For

09	AUTHORITY TO ALLOT RELEVANT SECURITIES	Management	For	For

10	DISAPPLICATION OF PRE-EMPTION RIGHTS	Management	For	For

11	AUTHORITY TO PURCHASE OWN ORDINARY SHARES	Management	For	For

12	AUTHORITY TO MAKE EU POLITICAL DONATIONS/EXPENDITURE	Management	For	For

13	ADOPTION OF NEW ARTICLES OF ASSOCIATION	Management	For	For

ZALE CORPORATION		ZLC	Annual Meeting Date: 11/11/2005
Issuer: 988858106	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	DIRECTOR	Management
	RICHARD C. MARCUS	Management	Withheld	Against
	MARY L. FORTE	Management	For	For
	J. GLEN ADAMS	Management	Withheld	Against
	A. DAVID BROWN	Management	Withheld	Against
	MARY E. BURTON	Management	Withheld	Against
	SUE E. GOVE	Management	For	For
	JOHN B. LOWE, JR.	Management	Withheld	Against
	THOMAS C. SHULL	Management	Withheld	Against
	DAVID M. SZYMANSKI	Management	Withheld	Against
02	TO APPROVE AN AMENDMENT TO THE ZALE CORPORATION	Management	For	For
2003 STOCK INCENTIVE PLAN TO AUTHORIZE THE GRANT
OF TIME-VESTING AND PERFORMANCE-BASED RESTRICTED
STOCK UNITS AND TO ESTABLISH CATEGORIES OF PERFORMANCE
GOALS.
03	TO APPROVE THE ZALE CORPORATION OUTSIDE DIRECTORS	Management	For	For
2005 STOCK INCENTIVE PLAN.
04	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE	Management	For	For
COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2006.

CERTEGY INC.		CEY	Special Meeting Date: 01/26/2006
Issuer: 156880106	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	APPROVAL OF THE AGREEMENT AND PLAN OF MERGER,	Management	For	For
DATED SEPTEMBER 14, 2005, AMONG CERTEGY INC.,
FIDELITY NATIONAL INFORMATION SERVICES, INC.
( FIS ), AND C CO MERGER SUB, LLC ( MERGER SUB
), INCLUDING THE MERGER OF FIS WITH AND INTO
MERGER SUB, AND THE ISSUANCE OF SHARES OF CERTEGY
COMMON STOCK TO THE STOCKHOLDERS OF FIS IN CONNECTION
WITH THE MERGER.
02	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF	Management	For	For
CERTEGY S AMENDED AND RESTATED ARTICLES OF INCORPORATION
TO INCREASE THE AUTHORIZED SHARES OF CAPITAL
STOCK FROM 400,000,000 TO 800,000,000 WITH 600,000,000
SHARES DESIGNATED AS COMMON STOCK AND 200,000,000
DESIGNATED AS PREFERRED STOCK, AND TO CHANGE
CERTEGY S NAME TO FIDELITY NATIONAL INFORMATION
SERVICES, INC.
03	APPROVAL OF THE AMENDED AND RESTATED CERTEGY	Management	For	For
INC. STOCK INCENTIVE PLAN.

TYCO INTERNATIONAL LTD.		TYC	Annual Meeting Date: 03/09/2006
Issuer: 902124106	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
1A	SET THE MAXIMUM NUMBER OF DIRECTORS AT 12	Management	For	For

1B	DIRECTOR	Management

	DENNIS C. BLAIR	Management	For	For
	EDWARD D. BREEN	Management	For	For
	BRIAN DUPERREAULT	Management	Withheld	Against
	BRUCE S. GORDON	Management	For	For
	RAJIV L. GUPTA	Management	For	For
	JOHN A. KROL	Management	For	For
	MACKEY J. MCDONALD	Management	For	For
	H. CARL MCCALL	Management	For	For
	BRENDAN R. O'NEILL	Management	For	For
	SANDRA S. WIJNBERG	Management	For	For
	JEROME B. YORK	Management	For	For
1C	AUTHORIZATION FOR THE BOARD OF DIRECTORS TO APPOINT	Management	For	For
AN ADDITIONAL DIRECTOR TO FILL THE VACANCY PROPOSED
TO BE CREATED ON THE BOARD
02	RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS TYCO	Management	For	For
S INDEPENDENT AUDITORS AND AUTHORIZATION FOR
THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS
TO SET THE AUDITORS REMUNERATION

UNITED TECHNOLOGIES CORPORATION		UTX	Annual Meeting Date: 04/12/2006
Issuer: 913017109	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	DIRECTOR	Management
	LOUIS R. CHENEVERT	Management	For	For
	GEORGE DAVID	Management	For	For
	JOHN V. FARACI	Management	For	For
	JEAN-PIERRE GARNIER	Management	For	For
	JAMIE S. GORELICK	Management	For	For
	CHARLES R. LEE	Management	For	For
	RICHARD D. MCCORMICK	Management	For	For
	HAROLD MCGRAW III	Management	Withheld	Against
	FRANK P. POPOFF	Management	For	For
	H. PATRICK SWYGERT	Management	For	For
	ANDRE VILLENEUVE	Management	For	For
	H.A. WAGNER	Management	For	For
	CHRISTINE TODD WHITMAN	Management	Withheld	Against
02	APPOINTMENT OF INDEPENDENT AUDITORS	Management	For	For
03	APPROVAL OF AMENDMENT TO UTC S RESTATED CERTIFICATE	Management	For	For
OF INCORPORATION
04	SHAREOWNER PROPOSAL: DIRECTOR TERM LIMITS	Shareholder	Against	For
05	SHAREOWNER PROPOSAL: FOREIGN MILITARY SALES	Shareholder	Against	For

PRAXAIR, INC.			PX	Annual Meeting Date: 04/25/2006
Issuer: 74005P104		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management
		STEPHEN F. ANGEL	Management	For	For
		CLAIRE W. GARGALLI	Management	Withheld	Against
		G.J. RATCLIFFE, JR.	Management	Withheld	Against
		DENNIS H. REILLEY	Management	For	For
02	PROPOSAL TO APPROVE AN AMENDMENT TO THE PRAXAIR,		Management	For	*Management Position Unknown
INC. CERTIFICATE OF INCORPORATION TO DECLASSIFY
THE BOARD. (NOTE: THE BOARD MAKES NO RECOMMENDATION
FOR PROPOSAL 2)
03	PROPOSAL TO RE-APPROVE PERFORMANCE GOALS UNDER		Management	For	For
PRAXAIR S SECTION 162(M) PLAN.
04	PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT		Management	For	For
AUDITOR.

WILLIS GROUP HOLDINGS LIMITED			WSH	Annual Meeting Date: 04/26/2006
Issuer: G96655108		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management	For
		GORDON M. BETHUNE	Management	For	For
		WILLIAM W. BRADLEY	Management	For	For
		JOSEPH A. CALIFANO, JR.	Management	For	For
		ERIC G. FRIBERG	Management	For	For
		SIR ROY GARDNER	Management	For	For
		PERRY GOLKIN	Management	For	For
		SIR JEREMY HANLEY	Management	For	For
		PAUL M. HAZEN	Management	For	For
		WENDY E. LANE	Management	For	For
		JAMES F. MCCANN	Management	For	For
		JOSEPH J. PLUMERI	Management	For	For
		DOUGLAS B. ROBERTS	Management	For	For
02	REAPPOINTMENT AND REMUNERATION OF DELOITTE &		Management	For	For
TOUCHE AS INDEPENDENT AUDITORS.

AFLAC INCORPORATED			AFL	Contested Annual Meeting Date: 05/01/2006
Issuer: 001055102		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management

		DANIEL P. AMOS	Management	For	For
		JOHN SHELBY AMOS II	Management	For	For
		MICHAEL H. ARMACOST	Management	Withheld	Against
		KRISS CLONINGER III	Management	For	For
		JOE FRANK HARRIS	Management	For	For
		ELIZABETH J. HUDSON	Management	For	For
		KENNETH S. JANKE SR.	Management	For	For
		DOUGLAS W. JOHNSON	Management	For	For
		ROBERT B. JOHNSON	Management	For	For
		CHARLES B. KNAPP	Management	For	For
		HIDEFUMI MATSUI	Management	For	For
		E. STEPHEN PURDOM, M.D.	Management	For	For
		B.K. RIMER, DR. PH	Management	For	For
		MARVIN R. SCHUSTER	Management	For	For
		DAVID GARY THOMPSON	Management	Withheld	Against
		TOHRU TONOIKE	Management	Withheld	Against
		ROBERT L. WRIGHT	Management	For	For
02	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT		Management	For	For
REGISTERED PUBLIC ACCOUNTING FIRM.

HARLEY-DAVIDSON, INC.			HDI	Annual Meeting Date: 05/01/2006
Issuer: 412822108		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management	For
		JEFFREY L. BLEUSTEIN	Management	For	For
		DONALD A. JAMES	Management	For	For
		JAMES A. NORLING	Management	For	For
		JAMES L. ZIEMER	Management	For	For
02	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP,		Management	For	For
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,
AS AUDITORS.

THE E.W. SCRIPPS COMPANY			SSP	Annual Meeting Date: 05/04/2006
Issuer: 811054204		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management

		DAVID A. GALLOWAY	Management	Withheld	Against
		NICHOLAS B. PAUMGARTEN	Management	Withheld	Against
		RONALD W. TYSOE	Management	For	For
		JULIE A. WRIGLEY	Management	For	For

IMS HEALTH INCORPORATED		RX	Annual Meeting Date: 05/05/2006
Issuer: 449934108	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	DIRECTOR	Management	For
	JOHN P. IMLAY, JR.	Management	For	For
	ROBERT J. KAMERSCHEN	Management	For	For
	H. EUGENE LOCKHART	Management	For	For
02	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS	Management	For	For
LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR 2006.
03	AMENDMENT AND RESTATEMENT OF THE 1998 IMS HEALTH	Management	For	For
INCORPORATED EMPLOYEES STOCK INCENTIVE PLAN
TO (I) INCREASE THE NUMBER OF SHARES RESERVED
FOR ISSUANCE, (II) PROVIDE THAT SHARES CAN BE
USED FOR ALL TYPES OF AWARDS, (III) EXTEND THE
TERMINATION DATE OF THE PLAN, AND (IV) CONFORM
THE PLAN TO NEW SECTION 409A OF THE INTERNAL
REVENUE CODE, AS FULLY DESCRIBED IN THE STATEMENT.
04	APPROVAL OF THE SHAREHOLDER PROPOSAL RELATING	Shareholder	For	Against
TO SHAREHOLDER RIGHTS PLANS.

BERKSHIRE HATHAWAY INC.			BRKA	Annual Meeting Date: 05/08/2006
Issuer: 084670108		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management	For
		WARREN E. BUFFETT	Management	For	For
		CHARLES T. MUNGER	Management	For	For
		HOWARD G. BUFFETT	Management	For	For
		MALCOLM G. CHACE	Management	For	For
		WILLIAM H. GATES III	Management	For	For
		DAVID S. GOTTESMAN	Management	For	For
		CHARLOTTE GUYMAN	Management	For	For
		DONALD R. KEOUGH	Management	For	For
		THOMAS S. MURPHY	Management	For	For
		RONALD L. OLSON	Management	For	For
		WALTER SCOTT, JR.	Management	For	For

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management	For
		WARREN E. BUFFETT	Management	For	For
		CHARLES T. MUNGER	Management	For	For
		HOWARD G. BUFFETT	Management	For	For
		MALCOLM G. CHACE	Management	For	For
		WILLIAM H. GATES III	Management	For	For
		DAVID S. GOTTESMAN	Management	For	For
		CHARLOTTE GUYMAN	Management	For	For
		DONALD R. KEOUGH	Management	For	For
		THOMAS S. MURPHY	Management	For	For
		RONALD L. OLSON	Management	For	For
		WALTER SCOTT, JR.	Management	For	For

MASCO CORPORATION			MAS	Annual Meeting Date: 05/09/2006
Issuer: 574599106		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management	For

		THOMAS G. DENOMME	Management	For	For
		RICHARD A. MANOOGIAN	Management	For	For
		MARY ANN VAN LOKEREN	Management	For	For
02	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS		Management	For	For
LLP AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
THE YEAR 2006.

ENTERCOM COMMUNICATIONS CORP.		ETM	Annual Meeting Date: 05/16/2006
Issuer: 293639100	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	DIRECTOR	Management
	DAVID J. BERKMAN	Management	Withheld	Against
	DANIEL E. GOLD	Management	Withheld	Against
	JOSEPH M. FIELD	Management	For	For
	DAVID J. FIELD	Management	For	For
	JOHN C. DONLEVIE	Management	For	For
	EDWARD H. WEST	Management	For	For
	ROBERT S. WIESENTHAL	Management	For	For
02	APPROVAL OF THE AMENDMENT TO THE ENTERCOM EQUITY	Management	Against	Against
COMPENSATION PLAN TO PERMIT A ONE-TIME OPTION
EXCHANGE PROGRAM.
03	RATIFICATION OF THE SELECTION OF THE COMPANY	Management	For	For
S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

EQUIFAX INC.			EFX	Annual Meeting Date: 05/17/2006
Issuer: 294429105		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management

		GARRY BETTY	Management	Withheld	Against
		LARRY L. PRINCE	Management	For	For
		RICHARD F. SMITH	Management	For	For
		JACQUELYN M. WARD	Management	For	For
02	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP		Management	For	For
AS EQUIFAX S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR 2006.
03	TO APPROVE THE MATERIAL TERMS OF THE PERFORMANCE		Management	For	For
GOALS FOR THE EQUIFAX INC. KEY MANAGEMENT INCENTIVE
PLAN.

CADBURY SCHWEPPES PLC		CSG	Annual Meeting Date: 05/18/2006
Issuer: 127209302	ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal		Proposal	Vote	For or Against
Number	Proposal	Type	Cast	Management
01	FINANCIAL STATEMENTS	Management	For	For

02	DECLARATION OF FINAL DIVIDEND 2005	Management	For	For

03	DIRECTORS REMUNERATION REPORT	Management	For	For

04	DIRECTOR	Management	For

	ROGER CARR	Management	For	For
	KEN HANNA	Management	For	For
	TODD STITZER	Management	For	For
	LORD PATTEN	Management	For	For
	BARONESS WILCOX	Management	For	For
09	RE-APPOINTMENT OF AUDITORS	Management	For	For

10	REMUNERATION OF AUDITORS	Management	For	For

11	APPROVE PROPOSED AMENDMENTS TO THE INTERNATIONAL	Management	For	For
SHARE AWARD PLAN
12	APPROVE PROPOSED AMENDMENTS TO THE 2004 LONG	Management	For	For
TERM INCENTIVE PLAN
13	AUTHORITY TO ALLOT RELEVANT SECURITIES	Management	For	For

14	AUTHORITY TO DISAPPLY PRE-EMPTION RIGHTS	Management	For	For

15	AUTHORITY TO PURCHASE OWN ORDINARY SHARES	Management	For	For

TIME WARNER INC.			TWX	Annual Meeting Date: 05/19/2006
Issuer: 887317105		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	For or Against
Number	Proposal		Type	Cast	Management
01	DIRECTOR		Management

		JAMES L. BARKSDALE	Management	For	For
		STEPHEN F. BOLLENBACH	Management	Withheld	Against
		FRANK J. CAUFIELD	Management	For	For
		ROBERT C. CLARK	Management	For	For
		JESSICA P. EINHORN	Management	Withheld	Against
		REUBEN MARK	Management	For	For
		MICHAEL A. MILES	Management	Withheld	Against
		KENNETH J. NOVACK	Management	For	For
		RICHARD D. PARSONS	Management	For	For
		FRANCIS T. VINCENT, JR.	Management	For	For
		DEBORAH C. WRIGHT	Management	Withheld	Against
02	RATIFICATION OF AUDITORS.		Management	For	For

03	APPROVAL OF TIME WARNER INC. 2006 STOCK INCENTIVE		Management	For	For
PLAN.
04	STOCKHOLDER PROPOSAL REGARDING SIMPLE MAJORITY		Shareholder	For	Against
VOTE.
05	STOCKHOLDER PROPOSAL REGARDING SEPARATION OF		Shareholder	Against	For
ROLES OF CHAIRMAN AND CEO.
06	STOCKHOLDER PROPOSAL REGARDING CODE OF VENDOR		Shareholder	Against	For
CONDUCT.